Supplement to the
Fidelity® Small Cap Value Fund
Class A, Class T, Class C and Class I
September 29, 2016
As Revised February 20, 2017
Summary Prospectus

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

ASCV-SUM-17-01 1.9881467.100	March 1, 2017